Vessels, net (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, net [Abstract]
Vessels, net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2023	$8,878,125	$(1,461,233)	$7,416,892
Capitalized vessel improvements	34,714	—	34,714
Depreciation	—	(575,703)	(575,703)
Balance December 31, 2024	$8,912,839	$(2,036,936)	$6,875,903
Acquisitions, improvements, and other vessel costs	33,457,566	—	33,457,566
Depreciation	—	(1,125,481)	(1,125,481)
Balance December 31, 2025	$42,370,405	$(3,162,417)	$39,207,988